Condensed Statement of Operations (June 30th 2017 unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Revenues	$ 290,553	$ 93,824	$ 440,756	$ 452,279	$ 966,422	$ 1,234,810
COST OF REVENUE	111,412	30,904	185,946	138,485	228,902	214,004
GROSS PROFIT	179,141	62,920	254,810	313,794	737,520	1,020,806
EXPENSES:
General and administrative expenses	594,193	480,697	1,237,988	876,185	1,790,096	1,282,952
Payroll Expense	300,661	252,895	677,282	468,484	1,026,840	585,706
Stock-Based Compensation	166,773	59,362	306,405	130,913	345,759	518,438
Research and Development	118,853	11,907	167,615	50,978	92,992	330,554
Total Expenses	1,180,480	804,861	2,389,290	1,526,560	3,251,486	2,717,650
Other Nonoperating Income (Expense)
Interest Income	12,598	95	12,941	253	355	1,340
Other Income	0	0	152,068	0	51,703	0
Other Income-Decrease in fair value of derivative liabilities	0	0	93,206	0	354,644	0
Other Expense - Debt discount amortization	0	0	(56,441)	0	(89,570)	0
Loss on Investment in Joint Venture					0	(778)
Nonoperating Income (Expense)	12,598	95	201,774	253	317,132	562
LOSS BEFORE PROVISION FOR INCOME TAXES	(988,741)	(741,846)	(1,932,706)	(1,212,513)	(2,196,834)	(1,696,282)
Provision for income Taxes	0	0	0	0	0	0
Net Income (Loss)	$ (988,741)	$ (741,846)	$ (1,932,706)	$ (1,212,513)	$ (2,196,834)	$ (1,696,282)
Basic and diluted net loss per common share	$ (0.24)	$ (0.24)	$ (0.46)	$ (0.38)	$ (0.70)	$ (0.54)
Basic and diluted weighted-average common shares outstanding	4,570,199	3,117,851	4,207,116	3,117,851	3,125,022	3,114,241